Retirement Benefit Plans - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Employer contribution percentage, defined contribution plans	6.00%
Defined contribution plans expense	$ 2,609.7	$ 2,568.9	$ 2,369.9
Employer contribution percentage, defined benefit plans	2.00%
Defined benefit plans contribution in the next year	$ 230.9
Weighted average duration of the defined benefit obligation	10 years
Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Percentage of decrease in discount rate	0.50%
Amount of increase in defined benefit obligation	$ 725.0	921.8
Actuarial assumption of expected rates of salary increases [member]
Disclosure of defined benefit plans [line items]
Percentage of increase in salary rate	0.50%
Amount of increase in defined benefit obligation	$ 706.5	$ 901.6